Prepaid Expenses	6 Months Ended
Apr. 30, 2026
Prepaid Expense Abstract
PREPAID EXPENSES
7.	PREPAID EXPENSES

As of April 30, 2026 and October 31, 2025, prepaid expenses consisted of the following:

	April 30, 2026	October 31, 2025
Current portion
Prepaid professional service fees	$709,814	$1,507,714
Prepaid research and development expenses	350,000	420,000
Prepaid insurance	—	35,645
Prepaid other expenses	47,882	—
Non-current portion
Prepaid research and development expenses	—	105,000
Totals	$1,107,696	$2,068,359